Other Intangible Assets, Net (Tables) - Other intangible assets	12 Months Ended
Dec. 31, 2017
Intangible assets
Schedule of significant components of other intangible assets

Significant components of other intangible assets as of December 31, 2017 and 2016 are summarized as follows:

	2017
(in thousands)	Gross	Accumulated Amortization	Net
Merchant relationships	$588,000	(147,000)	$441,000
Channel relationships	439,398	(200,540)	238,858
Customer relationships	167,222	(139,969)	27,253
Trade name	62,468	(58,068)	4,400
Covenants-not-to-compete	29,940	(20,815)	9,125
Database	28,000	(25,200)	2,800
Trade association	10,000	(7,750)	2,250
Favorable lease	3,006	(1,546)	1,460
Total	$1,328,034	(600,888)	$727,146

	2016
(in thousands)	Gross	Accumulated Amortization	Net
Merchant relationships	$588,000	(63,000)	$525,000
Channel relationships	439,600	(148,815)	290,785
Customer relationships	166,340	(122,465)	43,875
Trade name	62,397	(45,197)	17,200
Covenants-not-to-compete	29,940	(13,869)	16,071
Database	28,000	(19,600)	8,400
Trade association	10,000	(6,750)	3,250
Favorable lease	3,006	(911)	2,095
Total	$1,327,283	(420,607)	$906,676

Schedule of weighted average useful life for each component of other intangible assets

The weighted average useful life for each component of other intangible assets, and in total, as of December 31, 2017 is as follows:

Weighted Average Amortization Period (Years)
Merchant relationships	7.0
Channel relationships	8.6
Customer relationships	8.2
Trade name	3.9
Covenants-not-to-compete	4.3
Database	5.0
Trade association	10.0
Favorable lease	5.1
Total	7.4

Schedule of estimated future amortization expense of other intangible assets	Estimated future amortization expense of other intangible assets as of December 31, 2017 for the next five years is:

(in thousands)
2018	$162,131
2019	145,457
2020	140,193
2021	119,620
2022	99,420